TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
TRADE ACCOUNTS PAYABLE

15.	TRADE ACCOUNTS PAYABLE

	12.31.21	12.31.20
Trade accounts payable
Domestic market
Third parties	9,812,778	7,611,170
Foreign market
Third parties	2,019,824	1,487,206
	11,832,602	9,098,376

(-) Adjustment to present value	(117,978)	(88,389)
	11,714,624	9,009,987

Current	11,701,996	8,996,206
Non-current	12,628	13,781

Within the trade accounts payable balance as of December 31, 2021, R$3,905,827 (R$2,576,071 as of December 31, 2020) correspond to supply chain finance transactions in which there were no changes in the payment terms and prices negotiated with the suppliers.